Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
The Group is a lessee

The Group have lease contracts for various items of property and production equipment used in its operations. Lease terms for properties and equipment are generally up to 10 years. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group's business needs.

For the year ended December 31, 2022 and 2021 the Group had lease contracts with lease terms of 12 months or less. The Group applied the ‘short-term lease’ recognition exemption for theses leases.

The Group has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. The Group applied the ‘lease of low-value assets’ recognition exemptions in IFRS 16 for these leases, meaning the value of these contracts is not part of the right-of-use asset or leases liability.
Amounts recognized in the consolidated balance sheet

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Right-of-Use Assets
Property	$8,804	$7,195
Equipment	1,087	1,583
Total assets	$9,891	$8,778
Lease liabilities
Current (Note 15.1)	2,113	2,952
Non-current (Note 15.1)	7,322	5,427
Total liabilities	$9,435	$8,379

The additions of right-of-use assets during the Group periods ended December 31, 2022 and 2021 were $4,908 thousand and $7,122 thousand, respectively.
Amounts recognized in the consolidated statement of income related to leases

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Depreciation charge of right-of-use assets
Property	$2,577	$1,611	$921
Equipment	407	1,068	682
Total depreciation of right-of-use-assets	2,984	2,679	1,603
Interest expense (included in finance cost, Note 8)	500	386	276
Total amount recognized in net loss for the period	$3,484	$3,065	$1,879

No significant variable lease payments that are not included in the lease liability have been identified for the Group. Short term lease payments and payments on low value lease assets were $436 thousand for the year ended December 31, 2022. Additionally, the Group has entered into certain lease agreements with approximately $24,326 thousand of commitments, which had not commenced as of December 31, 2022, and as such, have not been recognized in the consolidated statement of financial position.

The total cash outflow for leases during the periods ended December 31, 2022 and 2021 were $2,908 thousand and $2,845 thousand, respectively. The maturity analysis of lease liabilities for the Company is disclosed in Note 4.1.